September 8, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	N-30B-2 Semi-Annual Filing

Prudential Discovery Premier Group Variable Contract Account (File No. 811-09799)

Discovery Premier Group Retirement Annuity (File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2010 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the funds and portfolios specified below:

1.	Filer/Entity:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950123-10-081577
	Date of Filing:	2010-08-27

	Share Class:	Series I

Invesco V.I. Core Equity Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Government Securities Fund
Invesco V.I. International Growth Fund

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.:	0001193125-10-192966
	Date of Filing:	2010-08-19

	Share Class:	Class A

AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small Cap Growth Portfolio

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0001467105-10-000063
	Date of Filing:	2010-08-24

	Share Class:	Class I

VP Income & Growth Fund

4.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	0000941568
	Accession No.:	0001104659-10-046839
	Date of Filing:	2010-09-01

	Share Class:	Class 1

U.S. Equity Flex I Portfolio

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0001084060-10-000006
	Date of Filing:	2010-08-23

	Share Class:	N/A

Davis Value Portfolio

6.	Filer/entity:	Delaware VIP® Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-10-001972
	Date of Filing:	2010-09-07

	Share Class:	Standard

Delaware VIP® Emerging Markets Series

7.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-10-000008
	Date of Filing:	2010-08-16

	Share Class:	Initial

The Dreyfus Socially Responsible Growth Fund, Inc.

8.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-10-197839
	Date of Filing:	2010-08-26

	Share Class:	Class 1

Franklin Small-Mid Cap Growth Securities Fund
Templeton Foreign Securities Fund

9.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0000950123-10-081501
	Date of Filing:	2010-08-27

	Share Class:	Institutional

Enterprise Portfolio
Worldwide Portfolio

10.	Filer/Entity	MFS Variable® Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
	Accession No.:	0001193125-10-201252
	Date of Filing:	2010-08-31

	Share Class:	Initial

MFS® Growth Series
MFS® Investors Growth Stock Series
MFS® Investors Trust Series
MFS® Research Bond Series
MFS® Total Return Series

11.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001193125-10-201404
	Date of Filing:	2010-08-31

	Share Class:	Administrative

PIMCO Short-Term Portfolio

12.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-10-000031
	Date of Filing:	2010-08-23

	Share Class:	N/A

T. Rowe Price Equity Income Portfolio

13.	Filer/Entity	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0001193125-10-204993
	Date of Filing:	2010-09-07

	Share Class:	Class I

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Jennison 20/20 Focus Portfolio
Money Market Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Very Truly Yours,

/s/ Adam Scaramella

Adam Scaramella

Vice President & Corporate Counsel